Shareholders' Equity (Details) - Schedule of stock options under the 2013 share option plan	12 Months Ended
Dec. 31, 2022 $ / shares shares
Shareholders' Equity (Details) - Schedule of stock options under the 2013 share option plan [Line Items]
Options outstanding, Number outstanding | shares	40,006
Options exercisable, Number exercisable | shares	30,319
7.60 [Member]
Shareholders' Equity (Details) - Schedule of stock options under the 2013 share option plan [Line Items]
Exercise price | $ / shares	$ 7.6
Options outstanding, Number outstanding | shares	35,100
Options outstanding, Weighted average exercise price | $ / shares	$ 7.6
Options outstanding, Weighted average remaining contractual life	2 years 6 months 10 days
Options exercisable, Number exercisable | shares	28,275
Options exercisable, Weighted average exercise price | $ / shares	$ 7.6
Options exercisable, Weighted average remaining contractual life	2 years 6 months 10 days
10.99 [Member]
Shareholders' Equity (Details) - Schedule of stock options under the 2013 share option plan [Line Items]
Exercise price | $ / shares	$ 10.99
Options outstanding, Number outstanding | shares	4,906
Options outstanding, Weighted average exercise price | $ / shares	$ 10.99
Options outstanding, Weighted average remaining contractual life	4 years 6 months 21 days
Options exercisable, Number exercisable | shares	2,044
Options exercisable, Weighted average exercise price | $ / shares	$ 10.99
Options exercisable, Weighted average remaining contractual life	4 years 6 months 21 days